Investments	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Investment, Fair Value and NAV [Line Items]
Investments	Investments
All of the Plan's investments are included in the Master Trust and are held by the Trustee.
The Trustee under the Master Trust, in accordance with the trust agreement, invests all contributions to the Plan among several investment funds. The funds are:
Stable Value Fund - consisting primarily of high quality fixed-income and stable value products.
S&P 500 Stock Index Fund - consisting primarily of shares of companies included in the S&P 500 Composite Stock Price Index.
Small/Mid Cap Stock Fund - consisting primarily of small and medium capitalization domestic equity securities.
International Stock Fund - consisting primarily of stocks of companies not based in the United States of America.
Macy's Stock Fund - consisting primarily of the Company's registered common stock.
Target Retirement Date Funds - consisting primarily of institutionally priced Vanguard mutual funds, which hold a mixture of equity securities and fixed income instruments.
Self-Directed Brokerage - consisting primarily of SEC registered mutual funds.
Investments held by the Plan are stated at fair value in accordance with ASC Topic 820. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). ASC Topic 820 establishes a framework for measuring fair value and requires additional disclosures about fair value measurements.
The ASC Topic 820 fair value hierarchy consists of three levels: Level 1 fair values are valuations based on quoted market prices in active markets for identical assets or liabilities that the Plan has the ability to access; Level 2 fair values are those valuations based on quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities; and Level 3 fair values are valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Macy's, Inc. common stock is reported at fair value as determined by quoted market prices in active markets defined as Level 1 in accordance with the fair value hierarchy set forth in ASC Topic 820. The money market funds and pooled funds are required to publish its net asset value (“NAV”) on a daily basis and to transact at their NAV. As such, the Plan's investments are deemed to be actively traded and have readily determinable fair values as defined by U.S. GAAP. The money market funds include fixed-income securities with maturities of three months or less. The pooled funds contain a mix of domestic common stocks and bonds, international common stocks and bonds, and cash and cash equivalents. The Plan can redeem these investments daily, and there are currently no redemption restrictions on these investments. The self-directed brokerage mutual funds trade daily with daily liquidity. They include fixed income funds, equity funds, balanced funds, index funds, international funds and specialty funds such as real estate and health funds. The Plan had no unfunded fund commitments at December 31, 2025 or December 31, 2024.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The investments of the Plan that are measured at fair value on a recurring basis as of December 31, 2025 and December 31, 2024, and their level within the fair value hierarchy, are as follows:

	Fair value category	December 31, 2025	December 31, 2024
		(in thousands)
Money market funds	Level 1	$19,599	$12,174
Macy's, Inc. common stock	Level 1	154,119	123,779
Self-directed brokerage funds	Level 1	33,157	26,911
Pooled funds:
Domestic equities	Level 1	1,496,591	1,392,739
International equities	Level 1	193,362	152,528
Target date funds	Level 1	2,642,009	2,225,997
		$4,538,837	$3,934,128
For the years ended December 31, 2025 and December 31, 2024 there were no transfers in or out of Levels 1, 2 or 3 investments.